BUSINESS COMBINATIONS - RBRASIL / INTERFILE (Details) R$ in Thousands, $ in Thousands	5 Months Ended	8 Months Ended		12 Months Ended
	Jun. 09, 2017 USD ($)	Sep. 02, 2016 BRL (R$)	Sep. 02, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 02, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities				$ 0	$ 14,512	$ 8,638
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Transaction costs					192
Company consolidated revenue					38,558
Revenue of acquiree since acquisition date					$ 22,472
Business combinations [member] | Gross contractual amount for trade receivables [member]
Disclosure of detailed information about business combination [line items]
Accounts receivable	$ 5,643
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		8149.00%					8149.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		R$ 27,095	$ 8,638
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		R$ 8,150					$ 2,501
Consideration transferred, acquisition-date fair value							11,454
Financial liabilities recognised as of acquisition date							2,932
Accounts receivable							$ 2,273
Revenue of acquiree since acquisition date			5,951
Profit (loss) of acquiree since acquisition date			$ 858
Nova Interfile Holding [Member]
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	14,664
Consideration transferred, acquisition-date fair value	16,236
Financial liabilities recognised as of acquisition date	6,203
Accounts receivable	$ 5,463